ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Schedule of Business Acquisition Pro Forma Information

Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

Unaudited pro forma results of operations data as if the Company and the subsidiary had occurred are as follows:

	For the nine months ended September 30, 2013	For the nine months ended September 30, 2012
Pro forma revenues	$8,135,479	$7,609,950
Pro forma income (loss) from operations	255,766	(963,396)
Pro forma net income (loss)	480,819	(2,257,312)
Pro forma income (loss) per share	$0.11	$(0.83)
Pro forma diluted income (loss) per share	$0.11	$(0.83)